Related party disclosures - Summary of Related Party Disclosures for Associates and Joint Ventures (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [Line Items]
Revenue from associates and joint ventures	$ 9	$ 6	$ 3
Loans to associates		9	7
Other amounts owed by associates and joint ventures	2	1	2
Associates [member]
Disclosure of transactions between related parties [Line Items]
Revenue from associates and joint ventures	8	5	3
Loans to associates		9	7
Other amounts owed by associates and joint ventures	2	1	$ 2
Joint ventures [member]
Disclosure of transactions between related parties [Line Items]
Revenue from associates and joint ventures	$ 1	$ 1